Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.4%
ARGENTINA — 1.4%
MercadoLibre, Inc.*	5,642	$8,305,814

AUSTRALIA — 2.5%
Cochlear Ltd.	51,613	8,302,207
SEEK Ltd.*	281,000	6,124,903
		14,427,110
BRAZIL — 0.9%
Raia Drogasil SA	1,184,500	5,294,701

CANADA — 3.9%
Fairfax Financial Holdings Ltd.	7,449	3,251,491
Shopify, Inc., Class A *	17,340	19,186,710
		22,438,201
CHINA — 11.7%
Alibaba Group Holding Ltd. ADR*	56,431	12,794,601
Baidu, Inc. ADR*	25,592	5,567,540
BeiGene Ltd. ADR*	13,962	4,859,893
Burning Rock Biotech Ltd. ADR*	46,231	1,244,538
Contemporary Amperex Technology Co., Ltd., Class A	69,855	3,471,971
Li Ning Co., Ltd.	1,070,500	7,003,194
Meituan, Class B *	276,600	10,794,093
Ping An Insurance Group Co. of China Ltd., Class H	438,500	5,245,055
Prosus NV*	40,633	4,521,589
Trip.com Group Ltd. ADR*	94,741	3,754,586
Tsingtao Brewery Co., Ltd., Class H	884,057	7,868,273
		67,125,333
FINLAND — 1.2%
Kone Oyj, B Shares	83,560	6,829,874

FRANCE — 4.2%
Kering	7,826	5,400,392
LVMH Moet Hennessy Louis Vuitton SE	9,720	6,492,490
Remy Cointreau SA	41,953	7,748,729
Ubisoft Entertainment SA*	61,674	4,687,576
		24,329,187
GERMANY — 7.3%
adidas AG*	21,226	6,630,810
Auto1 Group SE*	48,661	2,759,081
Bechtle AG	55,140	10,344,019
Nemetschek SE	52,072	3,323,963
Rational AG	5,978	4,643,725
Zalando SE*	142,809	13,993,509
		41,695,107
HONG KONG — 4.4%
AIA Group Ltd.	770,400	9,427,208
Jardine Matheson Holdings Ltd.	46,600	3,053,093
Jardine Strategic Holdings Ltd.	87,400	2,887,806
Techtronic Industries Co., Ltd.	569,500	9,763,398
		25,131,505
INDIA — 4.5%
Asian Paints Ltd.	288,573	10,040,294
Housing Development Finance Corp., Ltd.	246,140	8,457,212
ICICI Lombard General Insurance Co., Ltd.	147,504	2,899,435
MakeMyTrip Ltd.*	69,838	2,205,484
United Spirits Ltd.*	285,477	2,177,920
		25,780,345
JAPAN — 18.4%
Denso Corp.	66,900	4,459,830

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
JAPAN (continued)
Kakaku.com, Inc.	168,600	$4,614,987
Kao Corp.	52,900	3,500,323
Keyence Corp.	13,300	6,061,558
Murata Manufacturing Co., Ltd.	108,300	8,717,657
Nidec Corp.	85,900	10,473,601
Olympus Corp.	444,400	9,218,588
Pigeon Corp.	92,200	3,496,148
Recruit Holdings Co., Ltd.	126,400	6,207,026
Shimano, Inc.	30,800	7,356,282
Shiseido Co., Ltd.	113,700	7,646,801
SMC Corp.	15,300	8,910,418
SoftBank Group Corp.	82,000	6,981,286
Sugi Holdings Co., Ltd.	40,500	3,213,891
Suzuki Motor Corp.	111,200	5,065,086
Sysmex Corp.	89,500	9,660,958
		105,584,440
MEXICO — 0.5%
Wal-Mart de Mexico SAB de CV	816,952	2,580,017

NETHERLANDS — 3.1%
ASML Holding NV	29,196	17,913,769

NEW ZEALAND — 1.4%
Xero Ltd.*	83,198	8,052,394

PORTUGAL — 0.9%
Jeronimo Martins SGPS SA	297,125	5,000,092

SINGAPORE — 1.2%
United Overseas Bank Ltd.	350,499	6,758,330

SOUTH AFRICA — 1.8%
Naspers Ltd., N Shares	42,607	10,204,821

SOUTH KOREA — 1.2%
Coupang, Inc.*	21,937	1,082,591
NAVER Corp.	17,356	5,810,829
		6,893,420
SPAIN — 1.3%
Industria de Diseno Textil SA	232,248	7,673,464

SWEDEN — 5.8%
Atlas Copco AB, A Shares	861	52,493
Atlas Copco AB, B Shares	221,412	11,539,426
Epiroc AB, B Shares	326,708	6,805,847
Investor AB, B Shares	76,052	6,068,173
Nibe Industrier AB, B Shares	278,307	8,631,247
		33,097,186
SWITZERLAND — 1.4%
Compagnie Financiere Richemont SA	81,108	7,788,260

TAIWAN — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	185,918	21,990,381

THAILAND — 0.3%
Thai Beverage PCL	3,584,700	1,976,581

UNITED KINGDOM — 10.1%
ASOS PLC*	63,108	4,813,853
Auto Trader Group PLC*	988,551	7,558,491
Burberry Group PLC*	154,164	4,032,905
Games Workshop Group PLC	3,642	500,370
Hargreaves Lansdown PLC	373,742	7,941,139
HomeServe PLC	237,052	3,925,079
Intertek Group PLC	70,623	5,453,230
John Wood Group PLC*	400,040	1,491,456

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM (continued)
Johnson Matthey PLC	109,701	$4,556,980
Rightmove PLC*	1,081,046	8,675,011
Trainline PLC*	926,455	5,869,848
Weir Group PLC (The)*	134,357	3,293,127
		58,111,489
UNITED STATES — 3.2%
Mettler-Toledo International, Inc.*	8,864	10,244,036
Spotify Technology SA*	30,095	8,063,955
		18,307,991

Total Common Stocks (cost $305,422,266)		553,289,812
PREFERRED STOCKS — 2.0%
GERMANY — 2.0%
Sartorius AG 0.16% (cost $2,494,583)	23,533	11,732,586
TOTAL INVESTMENTS — 98.4% (cost $307,916,849)		$565,022,398
Other assets less liabilities — 1.6%		9,186,079
NET ASSETS — 100.0%		$574,208,477

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$125,934,240	$427,355,572	$—	$553,289,812
Preferred Stocks**	—	11,732,586	—	11,732,586
Total	$125,934,240	$439,088,158	$—	$565,022,398

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.